LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
LEASE OBLIGATIONS
Schedule of lease obligations

	December 31,	December 31,
	2024	2023
Beginning of year	$2,908	$3,173
Acquisition of Contact Gold Corp. (note 12)	27	—
Additions	1,590	484
Interest expense (note 7)	160	156
Lease payments	(1,511)	(1,125)
Derecognition	(586)	—
Due to changes in exchange rates	(409)	220
End of year	$2,179	$2,908

Current (note 14)	$833	$915
Non-current	1,346	1,993
	$2,179	$2,908

Schedule of lease expenses recognized

	Year ended December 31
	2024	2023
Interest on lease liabilities	$160	$156
Variable lease payments not included in the measurement of lease liabilities	18,396	12,905
Expenses relating to short-term leases	952	241
Expenses relating to leases of low-value assets, excluding short-term leases	64	79
	$19,572	$13,381